DERIVATIVES AND HEDGING ACTIVITES	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITES
NOTE 8:         DERIVATIVES AND HEDGING ACTIVITES

The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,
	Balance sheet	2016	2017

Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$125	$140
	''Accrued expenses and other liabilities''	84	-
	''Accumulated other comprehensive income''	36	116

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	20	$-

Cross currency SWAP	''Prepaid expenses and other current assets''	$973	$3,346

As of December 31, 2017, the Company estimates that $140 of the net derivative gains related to its cash flow hedges included in accumulated other comprehensive income will be reclassified into earnings within the next 12 months when the underlying hedged item impacts earnings.

The net losses reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Year ended December 31,	Statement of Income item	Year ended December 31,
	2017		2015	2016	2017
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$80	"Operating expenses"	$178	$167	$525

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts		"Financial expenses"	(175)	(16)	132
SWAP		"Financial expenses"	225	608	2,373

Total	$80		$228	$759	$3,030